Cover	Oct. 17, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2025
Entity File Number	001-41372
Entity Registrant Name	ASPAC II Acquisition Corp.
Entity Central Index Key	0001876716
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	289 Beach Road
Entity Address, Address Line Two	#03-01
Entity Address, Country	SG
Entity Address, Postal Zip Code	199552
City Area Code	65
Local Phone Number	6818 5796
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, with no par value, one-half of one redeemable warrant and one right to receive one-tenth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, with no par value, one-half of one redeemable warrant and one right to
Trading Symbol	ASUUF
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	ASCBF
Rights included as part of the units
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	ASCRF
Warrants included as part of the units
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	ASCWF